Series C Preferred Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Series C Preferred Equity

11. Series C Preferred Equity

On April 19, 2024, the Company entered into Amendment No. 4 to the Second Amended and Restated Limited Liability Company Agreement (“Fourth Amendment”) with an effective date of March 31, 2024, to effect a 100-for-1 unit split of its Series C cumulative preferred units (“Series C Preferred Units”) that became effective March 31, 2024. As a result of the split, every Series C Preferred Unit, issued and outstanding immediately prior to March 31, 2024, will automatically be reclassified (without any further act) into one hundred Series C Preferred Units.

The Fourth Amendment also increased the maximum number of authorized Series C Preferred Units to 20,000, of which 8,000 are to be issued only pursuant to the Preferred Unit Reinvestment Program. In addition, pursuant to the Fourth Amendment, after six years from the date of investment, instead of being entitled to the right of redemption, the holders of Series C Preferred Units will be entitled to convert all or a portion of the Series C Preferred Units to the common units of the Registrant, on a 1 for 1 basis, after a 12-month waiting period after the notice of conversion is given.

In addition, the Fourth Amendment restricted the right to require the Company to redeem the Series C Preferred Units for cash; therefore, the units were reclassified from mezzanine equity to Members’ Capital. The Company’s redeemable Series C preferred equity was $4,773 as of December 31, 2023, and the Company’s Series C preferred equity was $6,430 as of December 31, 2024.

The Series C Preferred Units have a fixed value which is their purchase price and preferred liquidation and distribution rights. Yearly distributions of 12% of the Series C Preferred Units’ value will be made on a quarterly basis.

Roll forward of Series C Preferred Equity:

	December 31, 2024	December 31, 2023

Beginning balance	$4,773	$5,725
Additions from new investments	1,200	–
Distributions	(245)	(1,539)
Additions from reinvestment	702	587

Ending balance	$6,430	$4,773

The following table shows the earliest conversion options for investors in Series C Preferred Equity as of December 31, 2024:

Year Maturing	Total Amount Convertible

Currently convertible	$2,710
2025	575
2026	309
2027	1,315
2028	206
2029 and thereafter	1,315

Total	$6,430

During March 2023, the Company redeemed 11.78109 of the Series C Preferred Units, held by our CEO and his wife, at a redemption price of $1,178, all of which was reinvested in Common Units.